Fees Summary	Sep. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 503,303,084.22
Previously Paid Amount	0
Total Fee Amount	69,506.15
Total Offset Amount	0
Net Fee	$ 69,506.15
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A